CROSS-REFERENCE SHEET


Explanatory Note: The Registrant is a "series" company. This Registration Statement relates to all four series of the Registrant's shares: Starwood Strategic Fund, Laidlaw Fund (formerly Fiduciary Value Fund), First Lexington Balanced Fund (formerly Municipal Fixed Income Fund), and Taxable Money Market Fund. All of the Funds' shares are offered pursuant to a combined Prospectus (the "Combined Prospectus") and a combined Statement of Additional Information. In addition, the shares of The Taxable Money Market Fund are offered pursuant to a separate Prospectus for that Fund only (the "Money Market Fund Prospectus"). Both the Combined Prospectus and the Money Market Fund Prospectus are included in Part A of the Registration Statement. The Prospectus headings below refer to the headings in the Combined Prospectus; the Prospectus headings in the Money Market Fund Prospectus are substantially identical.


PART A.  INFORMATION REQUIRED IN THE PROSPECTUS.

Item in Form N-1A                               Prospectus Heading

Item 1.    Cover Page . . . . . . . . . . . . . Cover Page

Item 2.    Synopsis . . . . . . . . .. . . . .  Summary of Fund Expenses;
                                                Highlights

Item 3.    Condensed Financial Information . .  Financial Highlights;
                                                Performance Information

Item 4.    General Description of Registrant .  Highlights; Investment
                                                Objectives and Policies;
                                                Investment Policies and
                                                Techniques and Risk Factors;
                                                General Information

Item 5.    Management of the Fund . . . . . . . The Trust and Its
                                                Management

Item 5A.   Management's Discussion of Fund . . .Not Applicable
           Performance

Item 6.    Capital Stock and Other Securities . General Information;
                                                Dividends and Distributions;
                                                Taxes

Item 7.    Purchase of Securities Being. . . .  How to Buy Shares;
           Offered Shareholder Services; Net Asset Value; The Trust and its Management; Supplement to
                                                Prospectus

Item 8.    Redemption or Repurchase . . . . . . How to Redeem Shares;
                                                Exchange Privilege

Item 9.    Pending Legal Proceedings . . . . . .Not Applicable


Item 13.   Investment Objectives and Policies. .Investment Objectives and
                                                Policies; Investment Policies
                                                and Techniques and Risk
                                                Factors

Item 16.   Investment Advisory and Other
             Services. . . . . . . . . . . . . .The Trust and Its Management

PART B.  INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION.

Item in Form N-1A                                      Statement Heading

Item 10.  Cover Page . . . . . . . . . . . . . . . .   Cover Page

Item 11.  Table of Contents . . . . . . . . . . . . . .Table of Contents

Item 12.  General Information and History . . . . . . .None

Item 13.  Investment Objectives and Policies . . . . . Types of Investments
                                                       and Investment
                                                       Techniques;
                                                       Investment Limitations

Item 14.  Management of the Fund . . . . . . . . . . . Management of the Trust

Item 15.  Control Persons and Principal Holders
 of Securities . . . . . . . . .. . . . . . . . . . .  Management of the Trust

Item 16.  Investment Advisory and Other Services . . . Investment Advisory
                                                       Arrangements;
                                                       Distribution
                                                       Arrangements;
                                                       Administrative
                                                       Services Arrangements;
                                                       Custodian, Transfer
                                                       Agent, Fund Accounting
                                                       Agent, and
                                                       Independent Accountants

Item 17.  Brokerage Allocation and Other Practices . . Brokerage
                                                       Transactions

Item 18.  Capital Stock and Other Securities . . . . . Information About the
                                                       Trust

Item 19.  Purchase, Redemption and Pricing of
         Securities Being Offered . . . . . . . . . . .Purchase and
                                                       Redemption;
                                                       Determination of Net
                                                       Asset Value

Item 20.  Tax Status . . . . . . . . . . . . . . . . . Tax Status

Item 21.  Underwriters . . . . . . . . . . . . . . .   Not Applicable

Item 22.  Calculation of Performance Data . . . . . . .Performance
                                                       Information

Item 23.  Financial Statements . . . . . . . . . . .   Financial Statements


PART C.  OTHER INFORMATION

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

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                                THE UNIFIED FUNDS
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 1998


To residents of ARIZONA, IOWA, MARYLAND, MASSACHUSETTS, NEW MEXICO,
AND WISCONSIN:

Shares of The First Lexington Balanced Fund are not offered in your state and may not be obtained either by original purchase or exchange.




                                THE UNIFIED FUNDS
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 1998


To residents of TENNESSEE:

Shares of The Laidlaw Fund are not offered in your state and may not be obtained either by original purchase or exchange.




                                THE UNIFIED FUNDS
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 1998


To residents of ARKANSAS AND RHODE ISLAND:

Shares of The Laidlaw Fund and The First Lexington Balanced Fund are not offered in your state and may not be obtained either by original purchase or exchange.





                                THE UNIFIED FUNDS
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 1998


To residents of MICHIGAN:

Shares of The Starwood Strategic Fund and The First Lexington Balanced Fund are not offered in your state and may not be obtained either by original purchase or exchange.




                                THE UNIFIED FUNDS
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 1998


To residents of CONNECTICUT:

Shares of The Starwood Strategic Fund and The Laidlaw Fund are not offered in your state and may not be obtained either by original purchase or exchange.